Issued capital (Tables)	6 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Share Capital

(i) Share capital

	As of December 31,
	2020	2019	2020	2019
	Shares No.		(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	587,586,780	536,779,434	1,065,539	959,635
Less: Treasury Shares	(583,314)	(3,500,000)	—	—
Total Contributed Equity	587,003,466	533,279,434	1,065,539	959,635

Summary of Movements in Ordinary Share Capital

(ii) Movements in ordinary share capital

	As of December 31,		As of December 31,
	2020	2019	2020	2019
	Shares No.		(U.S. dollars, in thousands)
Opening balance	583,949,612	498,626,208	1,051,450	910,405
Issues of ordinary shares during the period
Exercise of share options(1)	—	653,226	8,136	390
Transfer to employee share trust(1)	2,450,000	—	—	—
Share based compensation for services rendered	1,187,168	—	1,867	—
Placement of shares under a share placement agreement(2)	—	37,500,000	—	50,663
Transaction costs arising on share issue	—	—	(196)	(2,164)
	3,637,168	38,153,226	9,807	48,889
Share options reserve transferred to equity on exercise of options	—	—	4,282	341
Ending balance	587,586,780	536,779,434	1,065,539	959,635
(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

(2)

During the six months ended December 31, 2019, 37,500,000 shares were issued in an equity purchase of Mesoblast Limited at A$2.00 per share to existing and new institutional investors, representing a 3.15% discount to the 10 day volume weighted average price calculated at the close of trading September 30, 2019.

Summary of Movements of Shares in Share Trust

(iii) Movements of shares in share trust

	As of December 31,		As of December 31,
	2020	2019	2020	2019
	Shares No.		(U.S. dollars, in thousands)
Opening balance(1)	3,500,000	3,500,000	—	—
Movement of shares in share trust
Transfer to employee share trust(2)	2,450,000	—	—	—
Exercise of share options(2)	(5,366,686)	—	—	—
Ending balance	583,314	3,500,000	—	—
(1)

In July 2020, the Group formed the Mesoblast Employee Share Trust, being a new trust formed to administer the Group’s employee share scheme. Prior to forming the new trust, the Group had been using the Mesoblast Limited Employee Share Trust for administering some aspects of the Group’s employee share scheme. In July 2020, 3,500,000 shares were transferred from Mesoblast Limited Employee Share Trust to the Mesoblast Employee Share Trust. These trusts have been consolidated, as the substance of the relationship is that the trusts are controlled by the Group.

(2)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.